Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans Allowance for Loan Losses and Credit Quality
Commercial loans	$ 5,705,659
Consumer loans	$ 7,530,458	$ 0
Compared loan description	There were no residential mortgage loans in process of foreclosure at December 31, 2023 compared to one loan with a balance of $19,746
Purchased loans	$ 4,863,263
Specific allowances		$ 106,280
Accrued Interest Receivable And Deferred Net Loan Costs	$ 11,517